Loss per share	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss per share

25.	Loss per share

	2023	2022
Basic (loss)/ earnings per ordinary share	(2.12)	(2.05)
Diluted (loss)/ earnings per ordinary share	(2.12)	(2.05)
Number of ordinary shares used for loss per share (weighted average)
Basic	14,649,082	13,330,947
Diluted	14,649,082	13,330,947

Basic earnings/ (loss) per share is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings/ (loss) per share is calculated by dividing the loss attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of Class A ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into Class A ordinary shares. The diluted loss per share reflects the basic loss per share since the effects of potentially dilutive securities are anti-dilutive. For the years ended 31 December 2023, and 2022 the Group was loss-making, therefore, the following anti-dilutive instruments are excluded in the calculation of diluted weighted average number of ordinary shares outstanding:

	2023	2022
Warrants	8,869,633	8,869,633
RSUs - outstanding	54,952	88,084
RSUs - vested but no ordinary shares issued	115,820	29,253
Incentive shares	5,000	5,000
Share options	1,482,628	2,128,554